Borrowings - Maturity of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total debt	$ 817,651	$ 971,090	$ 968,280
Borrowings excluding obligations under finance lease
Disclosure of detailed information about borrowings [line items]
Total debt	817,651	971,090
Borrowings excluding obligations under finance lease | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	626,807	717,641
Borrowings excluding obligations under finance lease | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	190,844	253,449
Borrowings excluding obligations under finance lease | Less than 1 year | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	104,349	116,113
Borrowings excluding obligations under finance lease | Less than 1 year | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	7,815	41,513
Borrowings excluding obligations under finance lease | Between 1 and 2 years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	12,503	52,175
Borrowings excluding obligations under finance lease | Between 1 and 2 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	5,075	32,870
Borrowings excluding obligations under finance lease | Between 2 and 3 years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	12,500	39,844
Borrowings excluding obligations under finance lease | Between 2 and 3 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	31,754	6,035
Borrowings excluding obligations under finance lease | Between 3 and 4 years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	0	12,500
Borrowings excluding obligations under finance lease | Between 3 and 4 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	29,255	5,154
Borrowings excluding obligations under finance lease | Between 4 and 5 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	71,045	28,334
Borrowings excluding obligations under finance lease | Over 5 Years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	497,455	497,009
Borrowings excluding obligations under finance lease | Over 5 Years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	$ 45,900	$ 139,543